Provisions - Main Actuarial Assumptions Used in Telefónica United Kingdom Pension Plan (Details) - Telefónica United Kingdom - Foreign defined benefit plans	12 Months Ended
	Dec. 31, 2018 year beneficiary	Dec. 31, 2017 beneficiary
Disclosure of defined benefit plans [line items]
Number of beneficiaries under plan | beneficiary	4,456	4,491
Average duration of plans | year	23
Nominal rate of pension payment increase	3.05%	3.15%
Discount rate	2.85%	2.45%
Expected inflation	3.20%	3.30%